Columbia Global Opportunities Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Opportunities Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 65.6%
Issuer	Shares	Value ($)
Australia 0.7%
Northern Star Resources Ltd.	112,911	1,070,254
Paladin Energy Ltd.(a)	42,012	372,845
Santos Ltd.	176,987	868,540
Total		2,311,639
Austria 0.1%
Kontron AG	13,000	261,697
Bermuda 0.2%
Liberty Global Ltd., Class C(a)	39,160	641,049
Brazil 1.0%
Banco BTG Pactual SA	51,365	330,787
Banco do Brasil SA	34,140	180,740
Equatorial Energia SA	12,416	73,430
Itaú Unibanco Holding SA, ADR	60,152	363,920
JBS S/A	51,876	234,274
MercadoLibre, Inc.(a)	434	633,076
NU Holdings Ltd., Class A(a)	19,567	212,498
Petroleo Brasileiro SA, ADR	20,517	348,173
PRIO SA	37,084	343,801
Raia Drogasil SA	18,441	91,058
TOTVS SA	26,340	140,410
WEG SA	51,605	394,347
Total		3,346,514
Canada 0.8%
Cameco Corp.(b)	15,864	723,874
Celestica, Inc.(a)	5,523	239,312
Nutrien Ltd.	5,401	285,011
Pan American Silver Corp.	16,437	303,098
Vermilion Energy, Inc.	20,916	241,162
Whitecap Resources, Inc.	116,647	884,607
Total		2,677,064
China 1.9%
Baidu, Inc. Class A(a)	20,450	264,942
BYD Co., Ltd., Class H	21,500	589,371
China Resources Land Ltd.	60,000	215,750
Eastroc Beverage Group Co., Ltd., Class A	18,100	532,090
Common Stocks (continued)
Issuer	Shares	Value ($)
Full Truck Alliance Co., Ltd., ADR	19,330	166,431
Fuyao Glass Industry Group Co., Ltd., Class A	37,500	257,828
Kuaishou Technology(a)	38,700	271,315
Kweichow Moutai Co., Ltd., Class A	1,300	304,789
NetEase, Inc.	10,005	187,540
PDD Holdings, Inc., ADR(a)	5,534	692,746
PetroChina Co., Ltd., Class H	388,000	361,516
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	4,300	180,546
Tencent Holdings Ltd.	31,100	1,364,768
Trip.com Group Ltd., ADR(a)	10,609	511,990
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	47,600	143,688
Total		6,045,310
Denmark 0.4%
Novo Nordisk A/S	9,854	1,263,700
Finland 0.3%
UPM-Kymmene OYJ	26,357	923,684
France 1.5%
AXA SA	21,152	730,835
Cie de Saint-Gobain SA	8,982	710,320
Cie Generale des Etablissements Michelin SCA	12,205	468,900
DBV Technologies SA, ADR(a)	8,352	5,526
Eiffage SA	9,131	974,263
Sanofi SA	12,966	1,280,950
TotalEnergies SE	8,060	585,146
Total		4,755,940
Germany 0.5%
Duerr AG	9,396	240,365
E.ON SE	34,314	454,385
KION Group AG	10,890	501,897
TeamViewer SE(a)	21,637	285,451
Total		1,482,098

Columbia Global Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 0.6%
Eurobank Ergasias Services and Holdings SA(a)	260,551	558,901
JUMBO SA	21,788	678,498
Mytilineos SA	6,851	277,946
National Bank of Greece SA(a)	69,870	563,713
Total		2,079,058
Hong Kong 0.3%
AIA Group Ltd.	41,200	301,763
Sands China Ltd.(a)	52,000	122,650
Techtronic Industries Co., Ltd.	12,500	172,741
WH Group Ltd.	382,546	278,050
Total		875,204
India 2.0%
360 ONE WAM Ltd.	14,472	135,963
APL Apollo Tubes Ltd.	22,354	416,330
Astral Ltd.	7,788	197,108
AU Small Finance Bank Ltd.	21,876	165,747
Bajaj Finance Ltd.	6,260	519,281
Bharti Airtel Ltd.	24,798	392,520
Cholamandalam Investment and Finance Co., Ltd.	23,064	329,219
HDFC Bank Ltd., ADR	2,549	146,822
ICICI Bank Ltd., ADR	29,616	815,329
IndusInd Bank Ltd.	37,256	675,468
Larsen & Toubro Ltd.	15,803	679,307
MakeMyTrip, Ltd.(a)	2,411	159,632
Max Healthcare Institute Ltd.	33,705	338,700
Phoenix Mills Ltd. (The)	9,340	352,260
Polycab India Ltd.	4,562	309,580
REC Ltd.	34,941	211,662
Reliance Industries Ltd.	6,655	233,619
Varun Beverages Ltd.	14,632	258,837
Total		6,337,384
Indonesia 0.6%
PT Bank Central Asia Tbk	1,103,900	663,758
PT Bank Rakyat Indonesia Persero Tbk	3,693,242	1,117,958
Total		1,781,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.5%
Amarin Corp. PLC, ADR(a)	6,054	5,575
Bank of Ireland Group PLC	54,453	580,982
Flutter Entertainment PLC(a)	4,809	890,910
Total		1,477,467
Israel 0.5%
Bank Hapoalim BM	62,473	562,784
Check Point Software Technologies Ltd.(a)	6,875	1,027,262
Total		1,590,046
Japan 3.9%
Amano Corp.	15,000	360,769
BayCurrent Consulting, Inc.	15,100	321,436
Hitachi Ltd.	4,700	433,625
ITOCHU Corp.	22,900	1,033,128
JustSystems Corp.	5,600	97,544
Kinden Corp.	15,900	303,390
Komatsu Ltd.	22,500	671,763
Macnica Holdings, Inc.	19,100	842,177
MatsukiyoCocokara & Co.	52,600	745,907
Mebuki Financial Group, Inc.	77,500	274,166
Mitsubishi UFJ Financial Group, Inc.	119,100	1,186,398
Otsuka Corp.	42,000	835,301
PAL GROUP Holdings Co., Ltd.	20,700	247,037
Round One Corp.	48,300	212,169
Sankyo Co., Ltd.	76,000	825,513
Sanwa Holdings Corp.	6,400	104,518
Shimamura Co., Ltd.	12,800	631,000
Ship Healthcare Holdings, Inc.	29,200	434,435
Suntory Beverage & Food Ltd.	11,200	364,395
Takeda Pharmaceutical Co., Ltd.	30,951	813,456
Takuma Co., Ltd.	17,500	218,991
TBS Holdings, Inc.	7,100	185,039
TOPPAN Holdings, Inc.	39,800	944,214
USS Co., Ltd.	59,000	450,718
Total		12,537,089
Jersey 0.1%
Arcadium Lithium PLC(a)	61,699	271,476
Columbia Global Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kazakhstan 0.0%
Kaspi.KZ JSC, ADR	1,404	165,335
Mexico 0.4%
Arca Continental SAB de CV	23,182	225,531
Banco del Bajio SA	23,013	85,062
Grupo Aeroportuario del Pacifico SAB de CV	8,411	153,660
Grupo Financiero Banorte SAB de CV, Class O	60,275	597,868
Qualitas Controladora SAB de CV	12,191	159,408
Total		1,221,529
Netherlands 2.0%
Adyen NV(a)	281	336,638
ASR Nederland NV	23,161	1,158,965
Heineken NV	6,498	632,383
ING Groep NV	79,293	1,253,644
Koninklijke Ahold Delhaize NV	31,215	947,505
Prosus NV	26,520	887,358
Shell PLC	37,209	1,322,728
Total		6,539,221
Norway 0.2%
SalMar ASA	8,029	505,113
Philippines 0.1%
BDO Unibank, Inc.	149,180	382,708
Poland 0.1%
Dino Polska SA(a)	3,201	306,664
Russian Federation 0.0%
Detsky Mir PJSC(a),(c),(d),(e)	290,936	—
Fix Price Group PLC, GDR(c),(d),(e),(f)	95,918	160,183
Lukoil PJSC(c),(d),(e),(g)	2,750	—
Total		160,183
Singapore 0.5%
DBS Group Holdings Ltd.	35,860	912,903
Venture Corp., Ltd.	57,600	610,286
Total		1,523,189
South Africa 0.1%
Capitec Bank Holdings Ltd.	2,185	270,422
Impala Platinum Holdings Ltd.	20,200	89,921
Total		360,343
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.4%
Coupang, Inc., Class A(a)	8,474	190,665
HD Hyundai Electric Co., Ltd.	1,295	228,457
Hyundai Home Shopping Network Corp.	1,225	48,281
Samsung Biologics Co., Ltd.(a)	324	182,106
Samsung Electro-Mechanics Co., Ltd.	1,970	219,741
Samsung Electronics Co., Ltd.	45,246	2,515,073
SK Hynix, Inc.	7,949	980,952
Youngone Corp.	11,710	324,050
Total		4,689,325
Sweden 0.1%
SKF AB, Class B	23,720	487,637
Switzerland 0.5%
Landis+Gyr Group AG(a)	6,520	482,376
Nestlé SA, Registered Shares	4,443	446,078
Novartis AG, Registered Shares	2,748	266,714
UBS AG	11,684	306,860
Total		1,502,028
Taiwan 1.9%
Accton Technology Corp.	6,753	94,606
Alchip Technologies Ltd.	2,000	188,630
ASMedia Technology, Inc.	2,000	118,260
ASPEED Technology, Inc.	4,000	374,540
Chroma ATE, Inc.	16,000	129,947
eMemory Technology, Inc.	4,000	268,850
MediaTek, Inc.	15,000	452,268
Parade Technologies Ltd.	28,000	635,672
Taiwan Semiconductor Manufacturing Co., Ltd.	140,530	3,364,818
Unimicron Technology Corp.	21,000	116,131
Wiwynn Corp.	7,000	497,974
Total		6,241,696
United Kingdom 1.7%
AstraZeneca PLC, ADR	24,871	1,887,211
Crest Nicholson Holdings PLC	40,035	92,416
DCC PLC	12,623	862,033
Intermediate Capital Group PLC	10,006	260,795
JD Sports Fashion PLC	525,209	751,928
John Wood Group PLC(a)	42,208	78,268

Columbia Global Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Just Group PLC	182,395	234,554
TP Icap Group PLC	291,285	754,032
Vodafone Group PLC	860,346	725,532
Total		5,646,769
United States 40.7%
ACADIA Pharmaceuticals, Inc.(a)	6,024	100,661
Acushnet Holdings Corp.	470	28,661
Adobe, Inc.(a)	3,600	1,666,188
Albemarle Corp.	1,741	209,460
Alphabet, Inc., Class C(a)	37,999	6,256,155
Altimmune, Inc.(a)	11,914	78,037
Amazon.com, Inc.(a)	31,936	5,588,800
Ameren Corp.	22,619	1,670,866
Apple, Inc.	33,115	5,640,478
Applied Industrial Technologies, Inc.	1,943	356,055
Applied Materials, Inc.	8,707	1,729,646
Arcus Biosciences, Inc.(a)	4,767	72,601
Aris Water Solutions, Inc.	14,182	198,973
Ascent Resources, Class B(a),(c),(d),(e)	1,952	43,725
ATI, Inc.(a)	4,731	282,441
Avista Corp.	18,944	681,605
Axalta Coating Systems Ltd.(a)	11,503	361,654
Bank of America Corp.	72,593	2,686,667
Beacon Roofing Supply, Inc.(a)	2,781	274,012
BILL Holdings, Inc.(a)	2,366	147,544
BioMarin Pharmaceutical, Inc.(a)	7,497	605,458
Boston Properties, Inc.	2,709	167,660
Boston Scientific Corp.(a)	22,493	1,616,572
Brixmor Property Group, Inc.	18,757	414,530
Bumble, Inc., Class A(a)	18,280	184,628
Burford Capital Ltd.	44,487	680,206
Carriage Services, Inc.	15,286	391,016
Casella Waste Systems, Inc., Class A(a)	2,133	192,823
Chubb Ltd.	7,309	1,817,310
Cintas Corp.	2,174	1,431,231
Cirrus Logic, Inc.(a)	3,791	335,769
Citigroup, Inc.	32,982	2,022,786
Comcast Corp., Class A	44,719	1,704,241
Cullinan Therapeutics, Inc.(a)	3,006	81,192
Common Stocks (continued)
Issuer	Shares	Value ($)
DexCom, Inc.(a)	9,338	1,189,568
Diversified Energy Co. PLC	17,177	239,150
Domo, Inc., Class B(a)	19,070	143,597
DTE Energy Co.	15,336	1,691,867
Eaton Corp. PLC	5,022	1,598,302
Edwards Lifesciences Corp.(a)	13,754	1,164,551
Eli Lilly & Co.	3,617	2,825,239
Empire State Realty Trust, Inc., Class A	35,204	320,356
Energy Fuels, Inc.(a)	41,398	214,442
Energy Recovery, Inc.(a)	21,829	325,252
EOG Resources, Inc.	12,266	1,620,707
Equinix, Inc.	2,070	1,471,998
Essent Group Ltd.	4,709	249,436
Expedia Group, Inc.(a)	9,209	1,239,808
Exxon Mobil Corp.	24,618	2,911,571
Figs, Inc., Class A(a)	64,396	329,064
Freeport-McMoRan, Inc.	1,509	75,359
FTI Consulting, Inc.(a)	895	191,378
Generac Holdings, Inc.(a)	2,431	330,519
General Dynamics Corp.	5,382	1,545,118
Glaukos Corp.(a)	4,215	404,640
Global Payments, Inc.	16,160	1,983,963
Globant SA(a)	793	141,622
Hanesbrands, Inc.(a)	35,519	161,967
Hanover Insurance Group, Inc. (The)	1,889	245,230
Hilton Worldwide Holdings, Inc.	7,271	1,434,423
Honeywell International, Inc.	7,396	1,425,431
Houlihan Lokey, Inc., Class A	4,078	519,904
ICF International, Inc.	2,415	348,460
Impinj, Inc.(a)	2,958	471,446
Insmed, Inc.(a)	8,725	215,682
Inspire Medical Systems, Inc.(a)	1,658	400,672
Intuitive Surgical, Inc.(a)	3,839	1,422,810
iRobot Corp.(a)	14,207	121,612
Jazz Pharmaceuticals PLC(a)	5,433	601,705
Kontoor Brands, Inc.	9,490	588,949
Lam Research Corp.	1,858	1,661,814
Latham Group, Inc.(a)	42,240	118,272
MarketAxess Holdings, Inc.	955	191,086
Columbia Global Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	6,520	2,941,824
Matthews International Corp., Class A	9,470	255,501
Merck & Co., Inc.	17,520	2,263,934
Meta Platforms, Inc., Class A	8,214	3,533,416
Microsoft Corp.	22,816	8,882,953
Moelis & Co., ADR, Class A	11,753	576,837
Mondelez International, Inc., Class A	24,797	1,783,896
Natera, Inc.(a)	8,407	780,842
nCino, Inc.(a)	5,609	163,558
Newpark Resources, Inc.(a)	79,752	553,479
NIKE, Inc., Class B	15,808	1,458,446
Nkarta, Inc.(a)	7,787	52,017
nLight, Inc.(a)	7,726	87,999
NOV, Inc.	23,486	434,256
NVIDIA Corp.	7,128	6,158,735
OneSpan, Inc.(a)	9,347	101,135
Outset Medical, Inc.(a)	28,221	71,399
Palo Alto Networks, Inc.(a)	5,217	1,517,573
Parker-Hannifin Corp.	2,690	1,465,808
Peloton Interactive, Inc., Class A(a)	36,266	112,787
Primo Water Corp.	55,871	1,054,286
Procter & Gamble Co. (The)	15,515	2,532,048
Prologis, Inc.	10,485	1,069,994
QUALCOMM, Inc.	11,853	1,965,820
Qualys, Inc.(a)	1,878	307,823
Quanex Building Products Corp.	17,514	581,815
Quanterix Corp.(a)	9,093	146,579
Radius Recycling, Inc., Class A	10,404	181,238
Rapid7, Inc.(a)	6,946	311,181
Republic Services, Inc.	8,796	1,686,193
Revolution Medicines, Inc.(a)	7,853	292,760
Roche Holding AG, Genusschein Shares	2,266	542,966
Rogers Corp.(a)	1,203	143,265
S&P Global, Inc.	3,600	1,496,988
Sage Therapeutics, Inc.(a)	1,614	22,499
Samsonite International SA(a)	72,000	253,128
Sandy Spring Bancorp, Inc.	8,932	182,659
Service Corp. International	2,632	188,741
Shift4 Payments, Inc., Class A(a)	7,041	407,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Simulations Plus, Inc.	3,175	143,986
SiTime Corp.(a)	1,922	171,289
Skyline Champion Corp.(a)	2,933	219,946
Stanley Black & Decker, Inc.	2,041	186,547
Tandem Diabetes Care, Inc.(a)	4,271	156,703
TE Connectivity Ltd.	11,796	1,668,898
Tesla, Inc.(a)	3,524	645,879
Under Armour, Inc., Class A(a)	20,454	137,655
Union Pacific Corp.	8,263	1,959,653
UnitedHealth Group, Inc.	4,573	2,211,960
Utz Brands, Inc.	23,420	422,263
Vertex Pharmaceuticals, Inc.(a)	2,117	831,579
Victoria’s Secret & Co.(a)	10,803	190,349
Voya Financial, Inc.	4,959	338,005
Walmart, Inc.	39,982	2,372,932
WillScot Mobile Mini Holdings Corp.(a)	8,348	308,542
Zoetis, Inc.	7,867	1,252,741
Total		131,639,318
Total Common Stocks (Cost $177,362,921)		212,029,193

Exchange-Traded Equity Funds 2.3%
	Shares	Value ($)
Canada 1.8%
iShares MSCI Canada ETF	156,328	5,771,630
China 0.5%
Xtrackers Harvest CSI 300 China A-Shares ETF	69,345	1,708,661
Total Exchange-Traded Equity Funds (Cost $6,034,161)		7,480,291

Exchange-Traded Fixed Income Funds 5.1%

United States 5.1%
iShares iBoxx $ High Yield Corporate Bond ETF	108,415	8,270,981
iShares JPMorgan USD Emerging Markets Bond ETF	95,475	8,320,646
Total		16,591,627
Total Exchange-Traded Fixed Income Funds (Cost $16,813,041)		16,591,627

Columbia Global Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2024 (Unaudited)
Fixed Income Funds 2.5%
	Shares	Value ($)
High Yield 2.5%
Columbia High Yield Bond Fund, Institutional 3 Class(h)	754,352	8,026,309
Total Fixed Income Funds (Cost $8,079,067)		8,026,309

Foreign Government Obligations(i),(j) 5.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.1%
Kingdom of Belgium Government Bond(f)
03/28/2035	5.000%	EUR	245,000	306,261
China 2.1%
China Development Bank
06/18/2030	3.090%	CNY	7,000,000	1,006,079
07/18/2032	2.960%	CNY	2,300,000	329,506
China Government Bond
11/21/2029	3.130%	CNY	20,220,000	2,933,913
05/21/2030	2.680%	CNY	5,000,000	704,865
05/25/2033	2.670%	CNY	10,000,000	1,416,694
04/15/2053	3.190%	CNY	2,750,000	427,778
Total				6,818,835
France 0.2%
French Republic Government Bond OAT(f)
05/25/2045	3.250%	EUR	644,000	673,334
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	737,968
Japan 0.8%
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	343,974
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	273,100,000	1,422,989
06/20/2048	0.700%	JPY	95,650,000	477,775
09/20/2048	0.900%	JPY	78,600,000	410,540
Total				2,655,278
Mexico 0.2%
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	646,367
Netherlands 0.1%
Netherlands Government Bond(f),(k)
07/15/2031	0.000%	EUR	435,000	381,839
South Korea 0.7%
Korea Treasury Bond
06/10/2033	3.250%	KRW	3,000,000,000	2,127,974
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden 0.4%
Sweden Government Bond
03/30/2039	3.500%	SEK	11,760,000	1,182,883
United Kingdom 0.2%
United Kingdom Gilt(f)
01/22/2044	3.250%	GBP	612,297	618,887
Total Foreign Government Obligations (Cost $18,960,792)				16,149,626

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		927,354	872,908
Total Inflation-Indexed Bonds (Cost $911,894)				872,908

Residential Mortgage-Backed Securities - Agency 3.0%

United States 3.0%
Government National Mortgage Association TBA(l)
05/20/2054	3.500%		1,800,000	1,585,411
05/20/2054	4.000%		1,180,000	1,069,224
Uniform Mortgage-Backed Security TBA(l)
05/15/2039	2.500%		1,000,000	885,296
05/15/2039 - 05/13/2054	3.000%		1,875,000	1,629,490
05/13/2054	3.500%		1,000,000	861,839
05/13/2054	4.000%		875,000	782,534
05/13/2054	4.500%		750,000	691,061
05/13/2054	5.000%		2,400,000	2,274,018
Total				9,778,873
Total Residential Mortgage-Backed Securities - Agency (Cost $9,990,222)				9,778,873

Money Market Funds 16.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.485%(h),(m)	53,804,741	53,788,600
Total Money Market Funds (Cost $53,790,892)		53,788,600
Total Investments in Securities (Cost $291,942,990)		324,717,427
Other Assets & Liabilities, Net		(1,608,720)
Net Assets		$323,108,707
Columbia Global Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2024 (Unaudited)
At April 30, 2024, securities and/or cash totaling $7,041,698 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
258,388,000 JPY	1,763,295 USD	Barclays	05/13/2024	122,071	—
222,977 USD	342,000 AUD	Barclays	05/13/2024	—	(1,351)
1,208,338 USD	1,057,000 CHF	Barclays	05/13/2024	—	(57,020)
7,290,000 GBP	9,123,575 USD	Barclays	06/04/2024	12,752	—
4,245,086 USD	6,602,000 AUD	Barclays	06/04/2024	36,205	—
195,253 USD	790,000 PLN	Barclays	06/04/2024	—	(576)
1,929,000 CAD	1,434,019 USD	Citi	05/13/2024	32,534	—
1,490,000 EUR	1,606,195 USD	Citi	05/13/2024	15,346	—
6,196,586 USD	5,682,000 EUR	Citi	05/13/2024	—	(130,005)
220,610 USD	33,268,000 JPY	Citi	05/13/2024	—	(9,299)
9,097,000 CHF	10,068,154 USD	Citi	06/04/2024	134,188	—
332,027 USD	300,000 CHF	Citi	06/04/2024	—	(4,425)
126,518 USD	3,000,000 CZK	Citi	06/04/2024	776	—
292,914 USD	10,747,000 THB	Citi	06/04/2024	—	(2,133)
300,021 USD	1,435,000 MYR	Goldman Sachs International	06/04/2024	38	—
130,338 USD	177,000 SGD	Goldman Sachs International	06/04/2024	—	(465)
381,000 CAD	278,699 USD	HSBC	05/13/2024	1,889	—
1,807,000 ILS	499,018 USD	HSBC	05/13/2024	15,830	—
2,948,000 SGD	2,205,922 USD	HSBC	05/13/2024	45,138	—
441,409 USD	345,000 GBP	HSBC	05/13/2024	—	(10,288)
926,163 USD	1,246,000 SGD	HSBC	05/13/2024	—	(12,887)
13,227,000 CNY	1,855,510 USD	HSBC	06/04/2024	—	(3,939)
6,395,956,000 IDR	394,252 USD	HSBC	06/04/2024	1,291	—
1,992,801,000 KRW	1,449,521 USD	HSBC	06/04/2024	9,405	—
9,854,000 MXN	566,360 USD	HSBC	06/04/2024	—	(5,760)
18,405,000 TWD	569,004 USD	HSBC	06/04/2024	4,978	—
7,460,756 USD	53,184,000 CNY	HSBC	06/04/2024	15,838	—
20,752,529 USD	3,187,256,365 JPY	HSBC	06/04/2024	—	(436,922)
206,392 USD	1,441,000 DKK	JPMorgan	06/04/2024	155	—
224,000 CAD	165,625 USD	Morgan Stanley	05/13/2024	2,882	—
1,662,744,000 KRW	1,262,045 USD	Morgan Stanley	05/13/2024	59,593	—
2,884,000 NOK	275,432 USD	Morgan Stanley	05/13/2024	15,735	—
41,517,000 TWD	1,321,146 USD	Morgan Stanley	05/13/2024	47,192	—
221,327 USD	204,000 EUR	Morgan Stanley	05/13/2024	—	(3,519)
390,428 USD	4,224,000 NOK	Morgan Stanley	05/13/2024	—	(10,067)
1,649,474 USD	17,181,000 SEK	Morgan Stanley	05/13/2024	—	(89,666)
16,339,526 USD	15,273,634 EUR	Morgan Stanley	06/04/2024	—	(17,174)
147,634 USD	555,000 ILS	Morgan Stanley	06/04/2024	922	—
817,768 USD	1,387,000 NZD	Morgan Stanley	06/04/2024	—	(478)
1,503,000 DKK	220,588 USD	State Street	05/13/2024	5,406	—
660,643 USD	4,496,000 DKK	State Street	05/13/2024	—	(16,961)
3,409,286 USD	2,736,009 GBP	State Street	06/04/2024	10,096	—
7,483,992 USD	82,349,803 NOK	State Street	06/04/2024	—	(64,289)
252,000 AUD	166,156 USD	UBS	05/13/2024	2,852	—
4,118,000 SEK	376,923 USD	UBS	05/13/2024	3,063	—
1,214,571 USD	1,830,000 AUD	UBS	05/13/2024	—	(28,674)
938,709 USD	1,522,000 NZD	UBS	05/13/2024	—	(41,870)
95,908,000 SEK	8,811,235 USD	UBS	06/04/2024	95,224	—
250,000 AUD	161,014 USD	Wells Fargo	05/13/2024	—	(994)
16,611,000 JPY	110,451 USD	Wells Fargo	05/13/2024	4,941	—
3,539,000 NOK	322,283 USD	Wells Fargo	05/13/2024	3,605	—
4,785,000 SEK	446,853 USD	Wells Fargo	05/13/2024	12,438	—
215,055 USD	296,000 CAD	Wells Fargo	05/13/2024	—	(1)

Columbia Global Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
55,197 USD	44,000 GBP	Wells Fargo	05/13/2024	—	(213)
10,393,712 USD	14,282,000 CAD	Wells Fargo	06/04/2024	—	(13,522)
8,226,691 USD	89,383,000 SEK	Wells Fargo	06/04/2024	—	(103,665)
Total				712,383	(1,066,163)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	6	06/2024	JPY	86,688,000	—	(3,703)
Australian 10-Year Bond	129	06/2024	AUD	14,516,429	—	(329,328)
Canadian Government 10-Year Bond	66	06/2024	CAD	7,721,340	—	(121,859)
Euro-Bund	7	06/2024	EUR	910,560	—	(17,063)
Euro-Buxl 30-Year	2	06/2024	EUR	257,840	—	(9,553)
Euro-OAT	4	06/2024	EUR	501,880	—	(9,360)
Japanese 10-Year Government Bond	13	06/2024	JPY	1,878,500,000	—	(79,319)
Long Gilt	62	06/2024	GBP	5,938,360	—	(159,991)
MSCI Emerging Markets Index	65	06/2024	USD	3,386,500	—	(3,141)
S&P 500 Index E-mini	13	06/2024	USD	3,293,550	—	(137,182)
TOPIX Index	142	06/2024	JPY	3,900,740,000	631,381	—
U.S. Long Bond	49	06/2024	USD	5,576,813	—	(294,464)
U.S. Treasury 10-Year Note	125	06/2024	USD	13,429,688	—	(372,339)
U.S. Treasury 5-Year Note	58	06/2024	USD	6,075,047	—	(124,275)
U.S. Treasury Ultra 10-Year Note	82	06/2024	USD	9,037,938	—	(339,721)
U.S. Treasury Ultra Bond	60	06/2024	USD	7,173,750	—	(522,083)
Total					631,381	(2,523,381)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(102)	06/2024	GBP	(8,321,670)	—	(253,001)
Russell 2000 Index E-mini	(75)	06/2024	USD	(7,446,000)	471,186	—
S&P/TSX 60 Index	(68)	06/2024	CAD	(17,754,800)	145,756	—
SPI 200 Index	(135)	06/2024	AUD	(25,936,875)	221,675	—
Total					838,617	(253,001)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 41	Morgan Stanley	06/20/2029	1.000	Quarterly	1.768	USD	2,000,000	156	—	—	156	—
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.532	USD	13,275,000	10,344	—	—	10,344	—
Markit iTraxx Europe Main Index, Series 41	Morgan Stanley	06/20/2029	1.000	Quarterly	0.558	EUR	9,550,000	2,366	—	—	2,366	—
Total								12,866	—	—	12,866	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Global Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2024, the total value of these securities amounted to $203,908, which represents 0.06% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At April 30, 2024, the total market value of these securities amounted to $203,908, which represents 0.06% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B		1,952	8,144	43,725
Detsky Mir PJSC		290,936	422,857	—
Fix Price Group PLC, GDR		95,918	935,775	160,183
Lukoil PJSC		2,750	225,708	—
			1,592,484	203,908

(e)	Valuation based on significant unobservable inputs.
(f)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $2,140,504, which represents 0.66% of total net assets.

(g)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	—	8,079,067	—	(52,758)	8,026,309	—	—	79,068	754,352
Columbia Short-Term Cash Fund, 5.485%
	76,294,419	172,576,232	(195,084,830)	2,779	53,788,600	—	6,595	3,023,614	53,804,741
Total	76,294,419			(49,979)	61,814,909	—	6,595	3,102,682

(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Zero coupon bond.
(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi

Columbia Global Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2024 (Unaudited)
Currency Legend (continued)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Opportunities Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT156_07_P01_(06/24)